Supplemental financial information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other income (expense) net [Abstract]
Interest income	$ 11		$ 13		$ 24
Other	(6)	[1]	24	[1]	2	[1]
Total	5		37		26
Includes lease income primarily from the purchaser of a former business	20
Non-cancellable future lease payments from the purchaser of a former business	84
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	7,133		6,907
Authorizations for property, plant and equipment expenditures in future years	249
Accrued expenses and other liabilities [Abstract]
Customer incentive programs and allowances	190		118
Severance and related expenses	140		19
Property and other non-income taxes	98		108
Other	367		377
Total	795		622
Accumulated other comprehensive income (loss), net of taxes [Abstract]
Unrealized losses on available-for-sale investments	(3)		(13)
Postretirement benefit plans [Abstract]
Net actuarial loss	(780)		(704)
Net prior service credit	9		16
Cash flow hedge derivative	(2)		0
Total	(776)		(701)
Land [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost	188		92
Buildings and improvements [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives, minimum	5
Property, plant and equipment at cost, depreciable lives, maximum	40
Property, plant and equipment at cost	2,998		2,815
Machinery and equipment [Member]
Property, plant and equipment at cost [Line Items]
Property, plant and equipment at cost, depreciable lives, minimum	3
Property, plant and equipment at cost, depreciable lives, maximum	10
Property, plant and equipment at cost	$ 3,947		$ 4,000

[1]	Includes lease income of approximately $20 million per year, primarily from the purchaser of a former business. As of December 31, 2011, the aggregate amount of non-cancellable future lease payments to be received from these leases is $84 million. These leases contain renewal options. Other also includes miscellaneous non-operational items such as: interest income and expense related to non-investment items such as taxes; gains and losses from our equity method investments; realized gains and losses associated with former equity investments; gains and losses related to former businesses; gains and losses from currency exchange rate changes; and gains and losses from our derivative financial instruments, primarily forward foreign currency exchange contracts. 2011 also includes an expense associated with a settlement related to a divested business.